                        SUPPLEMENT DATED JANUARY 18, 2011
             TO THE PROSPECTUSES DATED MAY 1, 2010, AS AMENDED, FOR

     CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE (CORPEXEC VUL II-V)
      CORPORATE EXECUTIVE SERIES VARIABLE UNIVERSAL LIFE (CORPEXEC VUL VI)
             CORPORATE EXECUTIVE ACCUMULATOR VARIABLE UNIVERSAL LIFE

                                  INVESTING IN

      NYLIAC CORPORATE SPONSORED VARIABLE UNIVERSAL LIFE SEPARATE ACCOUNT-I

     This supplement amends the May 1, 2010 prospectuses (the "Prospectuses") for the above referenced New York Life variable universal life policies (the "policies"). You should read this information carefully and retain this supplement for future reference together with the Prospectuses. This supplement is not valid unless it is read in conjunction with the Prospectuses. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.

     The section of the table listing the Eligible Portfolios of each Fund, along with their advisers and investment objectives, for the Van Eck VIP Trust is amended to read as follows:

-------------------------------------------------------------------------------------------------------
FUND                               INVESTMENT ADVISER                 INVESTMENT OBJECTIVE
-------------------------------------------------------------------------------------------------------
Van Eck VIP Trust::
--Van Eck VIP Multi-Manager        Van Eck Associates Corporation:    -   Seeks consistent absolute
Alternatives Fund                  Subadvisers: Analytic Investors        (positive) returns in various
                                   LLC, Clutterbuck Capital               market cycles.
                                   Management LLC, Columbus Circle
                                   Investors, Dix Hills Partners
                                   LLC, Lazard Asset Management LLC,
                                   Martingale Asset Management LP,
                                   PanAgora Asset Management Inc,
                                   and Viathon Capital LP.

--VanEck VIP Global Bond Fund      Van Eck Associates Corporation     -   Seeks high total return
                                                                          (income plus capital
                                                                          appreciation) by investing
                                                                          globally, primarily in a
                                                                          variety of debt securities.
--VanEck VIP Global Hard Assets    Van Eck Associates Corporation     -   Seeks long-term capital
Fund                                                                      appreciation by investing
                                                                          primarily in "hard assets"
                                                                          securities.  Income is a
                                                                          secondary objective.
-------------------------------------------------------------------------------------------------------



                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware Corporation)
                                51 Madison Avenue
                            New York, New York 10010